Employee Benefits (Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits [Abstract]
Projected benefit obligation	$ 29,643	$ 28,329
Accumulated benefit obligation	29,436	27,752
Fair value of plan assets	$ 22,916	$ 24,529